Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Hedges, Tax	$ (1.4)	$ (8.8)	$ (2.6)
Securities Available for Sale, Tax	1.9	0.7	(0.3)
Amortization of Pension and OPEB Deferred Costs, Tax	0.6	0.3	0.6
Pension and OPEB Funded Status, Tax	46.7	(7.9)	(13.9)
AEP Texas Inc. [Member]
Cash Flow Hedges, Tax	0.5	0.6	0.6
Amortization of Pension and OPEB Deferred Costs, Tax	0.1	0.2	0.2
Pension and OPEB Funded Status, Tax	0.6	0.5	0.1
Appalachian Power Co [Member]
Cash Flow Hedges, Tax	(0.4)	(0.4)	(0.1)
Amortization of Pension and OPEB Deferred Costs, Tax	(0.6)	(0.8)	(1.0)
Pension and OPEB Funded Status, Tax	6.3	(1.9)	(3.1)
Indiana Michigan Power Co [Member]
Cash Flow Hedges, Tax	0.7	0.7	0.6
Pension and OPEB Funded Status, Tax	1.5	(0.4)	(1.9)
Ohio Power Co [Member]
Cash Flow Hedges, Tax	(0.6)	(0.7)	(0.7)
Public Service Co Of Oklahoma [Member]
Cash Flow Hedges, Tax	(0.4)	(0.4)	(0.4)
Southwestern Electric Power Co [Member]
Cash Flow Hedges, Tax	0.8	0.9	1.1
Amortization of Pension and OPEB Deferred Costs, Tax	(0.4)	(0.4)	(0.5)
Pension and OPEB Funded Status, Tax	$ 2.5	$ (0.5)	$ (1.6)